RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Interest income (expense), net	$ (778,000,000)	$ (932,000,000)	$ (1,574,000,000)	$ (1,797,000,000)
Dividends recognised as distributions to owners	0	0	0	0
Brookfield credit agreements
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity	1,000,000,000		1,000,000,000
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions	0		0		$ 0
Current borrowings	0		0		$ 0
Interest income (expense), net	0	0	$ 0	0
Base management fee, quarterly percentage			0.3125%
Base management fee, annual percentage			1.25%
Base management fee expense	$ 21,000,000	$ 23,000,000	$ 44,000,000	$ 46,000,000